Guarantor Finanical Information Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	$ 11,100	$ 8,454	$ 8,454	$ 30,829	$ 21,607
Accounts Receivable, Net, Current	73,191	111,709
Receivables from affiliates	0	0
Inventory, Net	216,090	340,310
Prepaid expenses and other current assets	10,770	11,311
Current assets of discontinued operations	37,140	39,647
Total current assets	348,291	511,431
Investment in joint venture	35,690	37,443		41,879
Intangible assets, net	10,250	56,555
Prepaid Expense and Other Assets, Noncurrent	14,909	12,584
Investment in subsidiaries	0	0
Receivables from affiliates	0	0
Property, plant and equipment, net	64,561	65,543
Noncurrent assets of discontinued operations	19,805	20,265
Total assets	493,506	703,821
Accounts payable	45,606	60,727
Payables due to affiliates	0	0
Other current liabilities	28,111	26,465
Current portion of long-term debt	7,012	737
Current liabilities of discontinued operations	11,158	9,588
Total current liabilities	91,887	97,517
Long-term debt, less current portion	310,614	302,524
Payables due to affiliates	0	0
Deferred income taxes	4,169	28,729
Other non-current liabilities	39,848	22,402
Total stockholders’ equity	46,988	252,649		388,461	421,478
Total liabilities and stockholders’ equity	493,506	703,821
Parent
Cash and cash equivalents	1,220	511	511	8,675	4,106
Accounts Receivable, Net, Current	39,448	66,178
Receivables from affiliates	759	2,071
Inventory, Net	150,809	265,012
Prepaid expenses and other current assets	3,996	2,805
Current assets of discontinued operations	0	0
Total current assets	196,232	336,577
Investment in joint venture	35,690	37,443
Intangible assets, net	10,116	42,772
Prepaid Expense and Other Assets, Noncurrent	11,642	11,588
Investment in subsidiaries	33,941	70,274
Receivables from affiliates	118,478	113,188
Property, plant and equipment, net	52,770	46,094
Noncurrent assets of discontinued operations	0	0
Total assets	458,869	657,936
Accounts payable	32,707	41,613
Payables due to affiliates	759	2,071
Other current liabilities	21,121	18,841
Current portion of long-term debt	6,980	691
Current liabilities of discontinued operations	0	0
Total current liabilities	61,567	63,216
Long-term debt, less current portion	310,599	300,474
Payables due to affiliates	0	0
Deferred income taxes	0	19,359
Other non-current liabilities	39,715	22,238
Total stockholders’ equity	46,988	252,649
Total liabilities and stockholders’ equity	458,869	657,936
Guarantors
Cash and cash equivalents	46	977	977	495	903
Accounts Receivable, Net, Current	9	9
Receivables from affiliates	36	81
Inventory, Net	0	0
Prepaid expenses and other current assets	0	0
Current assets of discontinued operations	37,140	39,647
Total current assets	37,231	40,714
Investment in joint venture	0	0
Intangible assets, net	0	0
Prepaid Expense and Other Assets, Noncurrent	0	0
Investment in subsidiaries	0	0
Receivables from affiliates	69,359	36,607
Property, plant and equipment, net	1	4,892
Noncurrent assets of discontinued operations	19,805	20,265
Total assets	126,396	102,478
Accounts payable	0	0
Payables due to affiliates	0	0
Other current liabilities	1,412	1,532
Current portion of long-term debt	0	0
Current liabilities of discontinued operations	11,158	9,588
Total current liabilities	12,570	11,120
Long-term debt, less current portion	0	0
Payables due to affiliates	14,123	5,581
Deferred income taxes	5,524	5,524
Other non-current liabilities	0	0
Total stockholders’ equity	94,179	80,253
Total liabilities and stockholders’ equity	126,396	102,478
Non-Guarantors
Cash and cash equivalents	9,834	6,966	6,966	21,659	16,598
Accounts Receivable, Net, Current	33,734	45,522
Receivables from affiliates	0	0
Inventory, Net	65,349	75,366
Prepaid expenses and other current assets	6,774	8,506
Current assets of discontinued operations	0	0
Total current assets	115,691	136,360
Investment in joint venture	0	0
Intangible assets, net	134	13,783
Prepaid Expense and Other Assets, Noncurrent	4,622	996
Investment in subsidiaries	0	0
Receivables from affiliates	0	2,157
Property, plant and equipment, net	11,790	14,557
Noncurrent assets of discontinued operations	0	0
Total assets	132,237	167,853
Accounts payable	12,899	19,114
Payables due to affiliates	36	81
Other current liabilities	5,578	6,092
Current portion of long-term debt	32	46
Current liabilities of discontinued operations	0	0
Total current liabilities	18,545	25,333
Long-term debt, less current portion	15	2,050
Payables due to affiliates	173,715	146,371
Deferred income taxes	0	3,846
Other non-current liabilities	133	164
Total stockholders’ equity	(60,171)	(9,911)
Total liabilities and stockholders’ equity	132,237	167,853
Eliminations
Cash and cash equivalents	0	0	$ 0	$ 0	$ 0
Accounts Receivable, Net, Current	0	0
Receivables from affiliates	(795)	(2,152)
Inventory, Net	(68)	(68)
Prepaid expenses and other current assets	0	0
Current assets of discontinued operations	0	0
Total current assets	(863)	(2,220)
Investment in joint venture	0	0
Intangible assets, net	0	0
Prepaid Expense and Other Assets, Noncurrent	(1,355)	0
Investment in subsidiaries	(33,941)	(70,274)
Receivables from affiliates	(187,837)	(151,952)
Property, plant and equipment, net	0	0
Noncurrent assets of discontinued operations	0	0
Total assets	(223,996)	(224,446)
Accounts payable	0	0
Payables due to affiliates	(795)	(2,152)
Other current liabilities	0	0
Current portion of long-term debt	0	0
Current liabilities of discontinued operations	0	0
Total current liabilities	(795)	(2,152)
Long-term debt, less current portion	0	0
Payables due to affiliates	(187,838)	(151,952)
Deferred income taxes	(1,355)	0
Other non-current liabilities	0	0
Total stockholders’ equity	(34,008)	(70,342)
Total liabilities and stockholders’ equity	$ (223,996)	$ (224,446)